Summary of Employee Benefits Expense (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Total		$ 4,411,926	$ 2,359,459	$ 2,389,185
Director [Member]
IfrsStatementLineItems [Line Items]
Short term Salary & fees		652,692
Short term Cash bonus & non-monetary benefits
Short term Annual leave accrual	[1]	(14,636)
Post-employment Super-annuation		53,669
Other long term Long service leave accrual	[2]	9,545
Share-based payments Performance Rights	[3]	152,453
Total		$ 853,723

[1]	Represents accounting adjustments for accrued annual leave.
[2]	In accordance with AASB 119 Employee benefits, long service leave is classified as other long-term employee benefits.
[3]	The fair value of the performance rights is calculated in accordance with IFRS 2 Share-based Payments for non-market performance conditions. The value disclosed is the portion of the grant-date fair value of the performance rights recognised as an expense in each reporting period.